GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 6. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2020 the Company reorganized its reporting structure into a single operating unit. All of the acquisitions made by the Company are in one industry, insurance agencies. These agencies operate in a very similar economic and regulatory environment. The Company has one executive who is responsible for the operations of the insurance agencies. This executive reports directly to the Chief Financial Officer (“CFO”) on a quarterly basis. Additionally, the CFO who is responsible for the strategic direction of the Company reviews the operations of the collective insurance agency business as opposed to an office by office view. In accordance with guidance in ASC 350-20-35-45 all the Company’s goodwill will be reassigned to a single reporting unit.

As of September 30, 2021, and December 31, 2020, the Company’s goodwill balance was $9,750,492 and $8,761,725, respectively.

Goodwill
December 31, 2019	$8,045,263
Goodwill recognized in connection with acquisition on August 17, 2020	716,462
December 31, 2020	8,761,725
Goodwill recognized in connection with Kush acquisition on May 1, 2021	$988,767
September 30, 2021	$9,750,492

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of September 30, 2021:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	3.7	$1,566,375	$(505,351)	$1,061,024
Internally developed software	4.9	326,739	(4,834)	321,905
Customer relationships	8.0	4,379,290	(945,683)	3,433,607
Purchased software	0.8	562,327	(406,125)	156,202
Non-competition agreements	2.8	2,821,010	(1,246,153)	1,574,857
		$9,655,741	$(3,108,146)	$6,547,595

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2020:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	2.6	$1,087,760	$(307,163)	$780,597
Customer relationships	7.6	3,686,290	(623,649)	3,062,641
Purchased software	1.6	562,327	(265,543)	296,784
Non-competition agreements	2.6	2,677,010	(834,598)	1,842,412
		$8,013,387	$(2,030,953)	$5,982,434

Amortization expense as adjusted for certain software reclassifications was $381,514 and $321,608 for the three months ended September 30, 2021, and 2020, respectively.

Amortization expense as adjusted for certain software reclassifications was $1,077,193 and $969,861 for the nine months ended September 30, 2021, and 2020, respectively.

The following reflects the expected amortization expense of acquired intangible assets as of September 30, 2021, for each of the following five years and thereafter:

Years ending December 31,	Amortization Expense
2021	$392,285
2022	1,489,347
2023	1,366,199
2024	961,713
2025	627,954
Thereafter	1,710,097
Total	$6,547,595

NOTE 7. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2020 the Company reorganized its reporting structure into a single operating unit. All of the acquisitions made by the Company are in one industry insurance agencies. These agencies operate in a very similar economic and regulatory environment. The Company has one executive who is responsible for the operations of the insurance agencies. This executive reports directly to the Chief Financial Officer (“CFO”) on a quarterly basis. Additionally, the CFO who is responsible for the strategic direction of the Company review the operations of the insurance agency business as opposed to an office by office view. In accordance with guidance in ASC 350-20-35-45 all the Company’s goodwill will be reassigned to a single reporting unit.

For the year ending December 31, 2019 and 2020 the Company tested goodwill using discounted cash flow analysis and probability weighted market multiples valuations to determine the fair value of EBS, USBA, and CCS. The Company determined that CCS was overvalued by $593,790 and recorded goodwill impairment expense for the full amount. During the year ended December 31, 2019, the Company recorded impairment of goodwill of $593,790. For the year ending December 31, 2020 the impairment test was performed for EBS, USBA and CCS; SWMT; FIS; Altruis; and UIS reporting units. The valuation concluded that there was no goodwill impairment.

After accounting for the goodwill impairment, the excess fair value over carrying value of the EBS & USBA reporting unit and the CCS reporting unit was $677,772 and $0, respectively.

Goodwill
December 31, 2018	$1,705,548
Goodwill recognized in connection with acquisition on April 1, 2019	1,217,790
Goodwill recognized in connection with acquisition on May 1, 2019	1,269,731
Goodwill recognized in connection with acquisition on September 1, 2019	4,949,329
Impairment of goodwill	(593,790)
December 31, 2019	$8,548,608
Goodwill recognized in connection with acquisition on August 17, 2020	$716,462
December 31, 2020	$9,265,070

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2020:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	2.6	$1,087,760	$(307,163)	$780,597
Customer relationships	7.6	3,686,290	(623,649)	3,062,641
Non-competition agreements	2.6	2,677,010	(834,598)	1,842,412
		$7,451,060	$(1,765,410)	$5,685,650

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2019:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	4.3	$1,052,160	$(96,258)	$955,902
Customer relationships	9.4	3,586,290	(257,529)	3,328,761
Non-competition agreements	4.4	2,651,510	(302,589)	2,348,921
		$7,289,960	$(656,376)	$6,633,584

The Company tests goodwill and indefinite-lived intangible assets for impairment annually on October 1st, or more frequently whenever events or changes in circumstances indicate that the asset might be impaired. The Company tested goodwill using discounted cash flow analysis and probability weighted market multiples valuations to determine the fair value of EBS, USBA, UIS, and CCS. In the year ending December 31, 2019, the Company determined that CCS was overvalued by $593,790 and recorded goodwill impairment expense for the full amount. During the year ended December 31, 2020 and 2019, the Company recorded impairment of goodwill of $0 and $593,790, respectively.

Amortization expense was $1,109,033 and $633,505 for the year ended December 31, 2020 and 2019, respectively.

The amortization expense of acquired intangible assets for each of the following five years are expected to be as follows:

Years ending December 31,	Amortization Expense
2021	$1,127,374
2022	1,124,024
2023	1,108,221
2024	735,672
2025	371,973
Thereafter	1,218,366
Total	$5,685,650